Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-32754
Entity Registrant Name	BAYTEX ENERGY CORP.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	2800, 520 - 3rd Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 0R3
City Area Code	587
Local Phone Number	952-3000
Title of 12(b) Security	Common Shares
Trading Symbol	BTE
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	773,589,963
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001279495
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	16285 Park Ten Place
Entity Address, Address Line Two	Ste 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	722-6500
Contact Personnel Name	Baytex Energy USA, Inc.